Horizon ESG Defensive Core Fund
PORTFOLIO OF INVESTMENTS
August 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.4%
	Administrative and Support and Waste Management and Remediation Services - 0.5%
16,713	Terminix Global Holdings, Inc. (a)	$695,762

	Aerospace/Defense - 0.9%
39,405	Howmet Aerospace, Inc.	1,251,109

	Apparel - 2.0%
17,765	Nike, Inc., Class B	2,926,606

	Auto Parts & Equipment - 0.7%
6,300	Aptiv PLC (a)	958,797

	Banks - 3.9%
55,021	Bank of America Corp. (b)	2,297,127
5,248	Goldman Sachs Group, Inc.	2,170,100
7,626	JPMorgan Chase & Co.	1,219,779
		5,687,006
	Beverages - 2.6%
16,810	Molson Coors Brewing Co., Class B	798,979
18,662	PepsiCo, Inc.	2,918,550
		3,717,529
	Biotechnology - 3.6%
10,630	Amgen, Inc. (d)	2,397,384
5,823	Biogen, Inc. (a)	1,973,473
1,198	Regeneron Pharmaceuticals, Inc. (a)	806,733
		5,177,590
	Chemicals - 2.1%
9,834	DuPont de Nemours, Inc.	727,913
6,018	International Flavors & Fragrances, Inc.	911,727
4,405	Linde PLC	1,385,769
		3,025,409
	Commercial Services - 1.8%
1,495	MarketAxess Holdings, Inc.	711,500
2,663	PayPal Holdings, Inc. (a)	768,702
5,790	Verisk Analytics, Inc.	1,168,190
		2,648,392
	Computers - 8.2%
78,060	Apple, Inc.	11,851,850

	Diversified Financial Services - 2.6%
15,178	American Express Co.	2,518,941
29,189	Invesco, Ltd.	739,066
1,367	MasterCard, Inc. Class A	473,296
		3,731,303
	Environmental Control - 1.8%
21,493	Republic Services, Inc.	2,667,926

	Food - 0.6%
9,033	Campbell Soup Co.	376,947
8,645	Kellogg Co. (b)	545,845
		922,792
	Healthcare Products - 1.2%
12,835	Medtronic PLC	1,713,216

	Healthcare Services - 2.0%
1,889	Anthem, Inc.	708,621
9,530	Centene Corp. (a)	600,199
6,092	HCA Healthcare, Inc.	1,541,154
		2,849,974
	Insurance - 2.6%
22,132	Allstate Corp.	2,994,017
10,571	Hartford Financial Services Group, Inc.	710,583
		3,704,600
	Internet - 9.1%
3,322	Alphabet, Inc., Class A (a)	9,613,702
275	Booking Holdings, Inc. (a)	632,409
17,681	eBay, Inc.	1,356,840
4,126	Facebook, Inc., Class A (a)	1,565,322
		13,168,273
	Lodging - 1.2%
13,670	Hilton Worldwide Holdings, Inc. (a)	1,706,836

	Machinery - Diversified - 0.7%
2,800	Deere & Co.	1,058,484

	Manufacturing - 5.4%
6,543	BioMarin Pharmaceutical, Inc. (a) (b)	550,986
6,377	Enphase Energy, Inc. (a)	1,107,876
16,638	General Electric Co.	1,753,812
36,418	Keurig Dr Pepper, Inc.	1,299,030
7,492	Owens Corning	715,861
2,146	Tesla, Inc. (a)	1,578,855
27,989	Vertiv Holdings Co.	788,450
		7,794,870
	Media - 2.4%
7,192	Comcast Corp., Class A	436,411
16,760	Walt Disney Co. (a)	3,038,588
		3,474,999
	Mining - 0.4%
11,174	Newmont Goldcorp Corp.	647,980

	Oil & Gas - 1.7%
5,660	Chevron Corp.	547,718
34,312	Exxon Mobil Corp.	1,870,690
		2,418,408
	Pharmaceuticals - 5.1%
31,100	Bristol-Myers Squibb Co.	2,079,346
12,646	Cigna Corp.	2,676,526
1,551	DexCom, Inc. (a)(b)	821,130
10,423	Merck & Co., Inc.	795,171
66,893	Viatris, Inc.	978,645
		7,350,818
	Professional, Scientific, and Technical Services - 1.8%
28,005	Adaptive Biotechnologies Corp. (a)(b)	1,017,142
7,095	Unity Software, Inc. (a)	899,291
4,106	VMware, Inc., Class A (a)(b)	611,260
		2,527,693
	Real Estate Investment Trusts - 3.0%
1,720	Alexandria Real Estate Equities, Inc.	354,957
10,587	Digital Realty Trust, Inc.	1,735,315
31,632	Iron Mountain, Inc. (b)	1,510,428
23,972	VICI Properties, Inc. (b)	740,975
		4,341,675
	Retail - 3.6%
12,446	Lowe's Cos., Inc.	2,537,615
18,231	Starbucks Corp.	2,141,960
1,790	Target Corp.	442,094
		5,121,669
	Retail Trade - 2.6%
52,707	Albertsons Cos, Inc., Class A	1,600,185
3,588	Five Below, Inc. (a)	763,562
21,184	KKR & Co, Inc.	1,361,919
		3,725,666
	Semiconductors - 4.3%
4,473	Broadcom, Inc.	2,224,020
32,425	Intel Corp.	1,752,896
8,106	Micron Technology, Inc. (b)	597,412
4,375	NVIDIA Corp.	979,344
4,003	QUALCOMM, Inc.	587,200
		6,140,872
	Software - 13.9%
4,126	Cadence Design Systems, Inc. (a)	674,519
4,623	Citrix Systems, Inc.	475,568
43,438	Microsoft Corp.	13,113,063
1,434	MSCI, Inc.	909,988
21,107	Oracle Corp.	1,881,267
8,686	salesforce.com, Inc. (a)	2,304,135
2,014	Synopsys, Inc. (a)	669,131
		20,027,671
	Telecommunications - 1.9%
22,266	AT&T, Inc.	610,534
28,658	Cisco Systems, Inc.	1,691,395
8,110	Verizon Communications, Inc.	446,050
		2,747,979
	Transportation - 2.3%
5,012	Union Pacific Corp. (b)	1,086,802
11,412	United Parcel Service, Inc., Class B	2,232,530
		3,319,332
	Water - 1.9%
14,790	American Water Works Co., Inc.	2,695,477

	TOTAL COMMON STOCKS (Cost - $128,874,417)	141,798,563

	SHORT TERM INVESTMENTS - 2.0%
	Money Market Funds - 2.0%
2,834,209	First American Treasury Obligations Fund, Class X, 0.01% (c)	2,834,209
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,834,209)	2,834,209

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.8%
8,334,737	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (c)	8,334,737
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $8,334,737)	8,334,737

	TOTAL INVESTMENTS - 106.2% (Cost - $140,043,363)	152,967,509
	Liabilities in Excess of Other Assets - (6.2)%	(8,894,594)
	NET ASSETS - 100.0%	$144,072,915

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) All or a portion of this security is out on loan as of August 31, 2021.
(c) Interest rate reflects seven-day yield on August 31, 2021.